COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
31	COMMITMENTS AND CONTINGENCIES

Legal claim contingencies

i)	Madoff Trustee Litigation and Fairfield Litigation -

In September 2011, the Trustee for the liquidation of Bernard L. Madoff Investment Securities LLC (BLMIS) and the substantively consolidated estate of Bernard L. Madoff (the Madoff Trustee) filed a complaint (the Madoff Complaint) against ASB (now ASB Bank Corp.) in the U.S. Bankruptcy Court for the Southern District of New York (the Bankruptcy Court). The Madoff Complaint sought recovery of approximately US$120.0 million in principal amount from ASB Bank Corp., which the Madoff Complaint alleged was equal to the amount of redemptions between the end of 2004 and the beginning of 2005 of ASB-managed Atlantic U.S. Blue Chip Fund assets invested in Fairfield Sentry Limited (Fairfield Sentry), together with fees, costs, interest and expenses. The Madoff Complaint sought the recovery of these redemptions from ASB Bank Corp. as “subsequent transfers” or “avoided transfers” from BLMIS to Fairfield Sentry, which Fairfield Sentry in turn subsequently transferred to ASB Bank Corp.
Otherwise, in April 2012, Fairfield Sentry (In Liquidation) and its representative, Kenneth Krys (the Fairfield Liquidator), filed a complaint (the Fairfield Complaint) against ASB (now ASB Bank Corp.) in the Bankruptcy Court. The Fairfield Complaint sought to recover approximately US$115.2 million in principal amount from ASB Bank Corp., representing the amount of ASB’s Bank Corp. redemptions of certain investments in Fairfield Sentry, together with fees, costs, interest and expenses. These were essentially the same funds that the Madoff Trustee sought to recover in the Madoff Trustee litigation as described above.
On January 30, 2024, (i) the Madoff Trustee and ASB Bank Corp. entered into a release and settlement agreement (the “Madoff Settlement”), and (ii) the Fairfield Liquidator and ASB Bank Corp. simultaneously entered into a release and settlement agreement (the “Fairfield Settlement”), which settlements, without admission of liability, have resolved all disputes related to the Madoff Complaint and the Fairfield Complaint, described in previous paragraphs.

Under the terms of such agreements, after approval of the Madoff Settlement by the Bankruptcy Court, among other things, ASB Bank Corp. would pay the Madoff Trustee the amount of US$42,750,000.00 (the Settlement Amount) and the Madoff Trustee and the Fairfield Liquidator would dismiss the Madoff Complaint and the Fairfield Complaint, as applicable, with prejudice and without costs to either party. On March 18, 2024, the Bankruptcy Court approved the Madoff Settlement. On April 3, 2024, ASB Bank Corp. paid the Madoff Trustee the Settlement Amount. On April 5, 2024, the Madoff Trustee dismissed the Madoff Complaint with prejudice and without costs to either party and on April 8, 2024, the Fairfield Liquidator dismissed the Fairfield Complaint, with prejudice and without costs to either party. On September 6, 2024, the Second Circuit Court of Appeals confirmed the dismissal with prejudice of the previously pending appeal by the Fairfield Liquidator related to the Fairfield Complaint.

As a result, all litigation regarding the Madoff Complaint and the Fairfield Complaint has been fully and finally resolved and both the Madoff Complaint and Fairfield Complaint dismissed with prejudice.
ii)	Government Investigations -

The former chairman and the current vice chairman of the Board of Directors of Credicorp, in their respective capacities as Chairman of the Board and as a Director of BCP, were summoned as witnesses by Peruvian prosecutors, along with 26 other Peruvian business leaders, to testify in connection with a judicial investigation that is being carried out regarding contributions made to the electoral campaign of a political party in the 2011 Peruvian presidential elections. Our former chairman testified on November 18, 2019, and our vice chairman testified on December 9, 2019. The former chairman informed prosecutors that in 2010 and 2011 Credicorp made donations totaling US$3.65 million to Fuerza 2011 campaign (in total amounts of US$1.7 million in 2010 and US$1.95 million in 2011). These contributions were made in coordination with the General Manager of Credicorp at that time. While the amount of these contributions exceeded the limits then permitted under Peruvian electoral law, the law in place at that time provided no sanction for contributors, and instead only for the recipient of the campaign contribution.

The former chairman also informed prosecutors that in 2016, three subsidiaries of Credicorp (BCP Stand-alone, Mibanco and Grupo Pacifico) made donations totaling S/711,000 (approximately US$200,000) to the political party “Peruanos Por el Kambio”. These contributions were made in accordance with Peruvian electoral law and Credicorp’s own political contributions guidelines, wich were adopted in 2015.

The Peruvian Superintendencia del Mercado de Valores (‘SMV’ for its Spanish acronym) initiated a sanctioning process against Credicorp, for failing to disclose to the market, in due course, the political campaign contributions in the years 2011 and 2016. The SMV also initiated a sanctioning process against three subsidiaries of Credicorp (BCP Stand-alone, Mibanco and Grupo Pacifico), for failing to disclose to the market, in due course, the political campaign contributions made in connection with the 2016 presidential elections. The SMV notified Credicorp, BCP, Mibanco and Grupo Pacifico with first instance resolutions on these proceedings. Such resolutions imposed pecuniary sanctions (fines) on Credicorp and its three subsidiaries as a consequence of these sanctioning processes, Credicorp, BCP, Mibanco and Grupo Pacifico appealed the resolutions. As the appeals were not resolved within the term provided by law Credicorp and each of the three subsidiaries proceeded to file administrative lawsuits against the SMV’s Resolution (due to negative administrative silence). However, Credicorp and its three subsidiaries proceeded to pay the fines imposed by the SMV, in compliance with the provisions of Peruvian law. In the Judiciary, first-instance resolutions have declared unfounded the claims against the SMV resolutions imposing fines on Credicorp, BCP, Mibanco and Grupo Pacífico. Credicorp and its three subsidiaries have appealed, so that the first-instance resolutions are reviewed in second instance. A substantive hearing date is pending to be set.
Credicorp is of the opinion that the contributions made and the sanctioning processes related to the SMV do not represent a significant risk of material liability for the Group. Furthermore, these processes may not have a negative effect on the Group’s business or financial situation, given that the fines imposed by the SMV have already been paid.

On November 11, 2021, Credicorp disclosed that its incoming CEO, Mr. Gianfranco Ferrari de las Casas, informed the company that he was notified of a Prosecutor’s Decision issued by the Corporate Supraprovincial Prosecutor’s Office Specialized in Officer Corruption Offenses Special Team - Fourth Court Division (“Fiscalía Supraprovincial Corporativa Especializada en Delitos de Corrupción de Funcionarios Equipo Especial - Cuarto Despacho”, for its name in Spanish). Through such notice, Mr. Ferrari was informed that he has been included in the preparatory investigation carried out against Mr. Yehude Simon M. and an additional sixty-five (65) individuals on the grounds of, in his particular case,  alleged primary complicity in the alleged crime against the public administration, aggravated collusion, incompatible negotiation or improper use of position and criminal organization detrimental to the Peruvian State, in connection with the financial advisory services provided by BCP Stand - alone to the Olmos Project.

On June 21, 2024, Mr. Gianfranco Ferrari was notified of Resolution 6 issued by the Fifth National Preliminary Investigation Court of the National Superior Court of Specialized Criminal Justice in Peru (“Quinto Juzgado de Investigación Preparatoria Nacional de la Corte Superior Nacional de Justicia Penal Especializada”, for its name in Spanish). Through such notice, Mr. Ferrari was informed of the dismissal of the case in regards of the investigation against Mr. Ferrari for the crime of collusion against public administration. Consequently, such Court ordered the final closure of the judicial process (ie, dismissal) against Mr. Ferrari.